BLACKROCK LARGE CAP SERIES FUNDS, INC.
BlackRock Large Cap Growth Fund
(the “Fund”)

Supplement dated June 1, 2015 to the Prospectus of the Fund, dated January 28, 2015

Effective immediately, BlackRock (as defined below), has agreed contractually to cap net expenses of the Fund. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit. Accordingly, the Fund’s prospectus is amended as follows:

The section of the Fund’s prospectus for Investor A, Investor B, Investor C, Institutional and Class R Shares entitled “Fund Overview — Key Facts About BlackRock Large Cap Growth Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 34 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-58 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None [1]	4.50%[2]	1.00%[3]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[4]	Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[4]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	—	0.50%
Other Expenses	0.48%	0.54%	0.50%	0.44%	0.48%
Administration Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	0.23%	0.29%	0.25%	0.19%	0.23%
Acquired Fund Fees and Expenses[5]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	1.24%	2.05%	2.01%	0.95%	1.49%
Fee Waivers and/or Expense Reimbursements[6]	(0.10)%	(0.09)%	(0.05)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[6]	1.14%	1.96%	1.96%	0.85%	1.39%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.
[4]	The fees and expenses shown in the table and the example that follows include both the expenses of Growth Fund and Growth Fund’s share of the allocated expenses of Master Large Cap Growth Portfolio (“Master Growth Portfolio” or the “Portfolio”), a series of Master Large Cap Series LLC. Management Fees are paid by Master Growth Portfolio.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.

[6]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.13% (for Investor A Shares), 1.95% (for Investor B Shares), 1.95% (for Investor C Shares), 0.84% (for Institutional Shares) and 1.38% (for Class R Shares) until February 1, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$635	$888	$1,161	$1,938
Investor B Shares	$649	$984	$1,295	$2,164
Investor C Shares	$299	$626	$1,078	$2,334
Institutional Shares	$87	$293	$516	$1,157
Class R Shares	$142	$461	$804	$1,771

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B Shares	$199	$634	$1,095	$2,164
Investor C Shares	$199	$626	$1,078	$2,334

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

The section of the Fund’s prospectus for Service Shares entitled “Fund Overview — Key Facts About BlackRock Large Cap Growth Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of Growth Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[1]	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Administration Fee	0.25%
Miscellaneous Other Expenses	0.24%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[2]	1.25%
Fee Waivers and/or Expense Reimbursements[3]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	1.14%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Growth Fund and Growth Fund’s share of the allocated expenses of Master Large Cap Growth Portfolio (“Master Growth Portfolio” or the “Portfolio”), a series of Master Large Cap Series LLC. Management Fees are paid by Master Growth Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 31, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.13% of average daily net assets until February 1, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$116	$386	$676	$1,502

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

The section of the Fund’s prospectus for Investor A, Investor B, Investor C, Institutional and Class R Shares entitled “Management of the Funds — BlackRock” is hereby amended to add the following:

With respect to Growth Fund, BlackRock has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund Operating
Expenses[2] after giving effect
to all applicable expense limitation
provisions (excluding Dividend
Expense, Interest Expense, Acquired
Fund Fees and Expenses and
		certain other Fund expenses)
Investor A	1.13%	1.13%
Investor B	1.95%	1.95%
Investor C	1.95%	1.95%
Institutional	0.84%	0.84%
Class R	1.38%	1.38%

[1]	The contractual caps are in effect until February 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As a percentage of average daily net assets.

The section of the Fund’s prospectus for Service Shares entitled “Management of the Funds — BlackRock” is hereby amended to add the following:

With respect to Growth Fund, BlackRock has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amount noted in the table below.

Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Total Annual Fund Operating
Expenses[2] after giving effect
to all applicable expense limitation
provisions (excluding Dividend
Expense, Interest Expense, Acquired
Fund Fees and Expenses and
certain other Fund expenses)
Growth Fund	1.13%	1.13%

[1]	The contractual cap is in effect until February 1, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As a percentage of average daily net assets.

Shareholders should retain this Supplement for future reference.

PRO-19076-0615SUP